Commitment and Contingencies - Commitments with Vendors (Details) - Cloud Hosting Agreement $ in Thousands	Dec. 31, 2021 USD ($)
Future Payments
2022	$ 7,070
2023	20,393
2024	8,000
2025	8,000
2026	103,839
Total	$ 147,302